Earnings per share - Summary of net profit (loss) for the year used for the basic and diluted earnings per share (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	€ 13,436	€ 6,722	€ (2,123)
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 13,436	€ 6,722	€ (2,123)